FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 9,928	$ 10,905
Fair value of financial liabilities	(78,756)	(77,610)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	19,557	20,706
Fair value of financial liabilities	$ (22)	$ (32)
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	9.90%	9.90%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 75	$ 75
Rates	5.30%
Fair value of financial liabilities	$ (19)	$ (21)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		5.30%
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,899	$ 1,597
Fair value of financial assets	$ 14	$ 19
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%	3.30%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%	4.10%